Exhibit 99.2

Ford Credit Auto Lease Trust 2017-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2018

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2018, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2018, leases with a total base residual value of $17,038,489.70 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2018. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2018
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2018-	September	$933,609,841.95
	October	$897,175,826.03	$16,794,933.23	7.31%	$25,292,903.34	3.24%
	November	$873,906,499.27	$16,554,722.44	7.20%	$12,248,761.31	1.57%
	December	$848,323,674.33	$16,260,713.17	7.08%	$14,712,700.45	1.89%
2019-	January	$822,239,769.53	$15,934,507.83	6.93%	$15,382,164.36	1.97%
	February	$790,742,532.83	$15,490,509.72	6.74%	$21,078,532.39	2.70%
	March	$756,607,138.03	$14,986,665.40	6.52%	$24,026,196.11	3.08%
	April	$721,922,377.89	$14,452,638.24	6.29%	$24,898,938.03	3.19%
	May	$684,749,039.31	$13,835,040.60	6.02%	$27,791,009.40	3.56%
	June	$646,846,673.69	$13,212,290.97	5.75%	$28,913,447.17	3.71%
	July	$611,312,399.12	$12,608,529.49	5.49%	$26,915,273.05	3.45%
	August	$578,964,318.00	$12,040,426.80	5.24%	$24,077,989.06	3.09%
	September	$543,834,689.05	$11,406,501.77	4.96%	$27,293,970.35	3.50%
	October	$497,473,841.93	$10,499,811.29	4.57%	$39,215,215.54	5.03%
	November	$444,596,418.02	$9,437,285.44	4.11%	$46,508,342.60	5.97%
	December	$389,423,376.29	$8,323,480.11	3.62%	$49,591,665.00	6.36%
2020-	January	$332,970,190.24	$7,143,869.32	3.11%	$51,711,137.07	6.63%
	February	$282,056,882.03	$6,100,560.65	2.65%	$46,866,412.44	6.01%
	March	$230,761,813.48	$5,059,770.84	2.20%	$47,974,912.12	6.15%
	April	$175,035,889.36	$3,891,603.19	1.69%	$53,257,537.96	6.83%
	May	$123,166,987.97	$2,798,778.57	1.22%	$50,149,628.40	6.43%
	June	$70,898,227.04	$1,685,869.08	0.73%	$51,342,500.20	6.59%
	July	$25,047,987.12	$657,671.87	0.29%	$45,629,834.23	5.85%
	August	$14,832,422.12	$398,577.32	0.17%	$9,971,463.10	1.28%
	September	$6,851,089.49	$191,668.72	0.08%	$7,881,137.85	1.01%
	October	$288,391.59	$9,295.88	0.00%	$6,595,657.70	0.85%
	November	$177,235.14	$6,354.85	0.00%	$106,587.05	0.01%
	December	$171,980.07	$6,354.85	0.00%	$0.00	0.00%
2021-	January	$153,818.09	$5,906.12	0.00%	$13,323.00	0.00%
	February	$110,504.55	$4,640.46	0.00%	$39,628.00	0.01%
	March	$68,817.37	$3,044.19	0.00%	$39,330.60	0.01%
	April	$52,534.54	$2,684.22	0.00%	$14,023.00	0.00%
	May	$30,113.93	$1,521.67	0.00%	$21,222.90	0.00%
	June	$13,459.00	$513.63	0.00%	$16,327.00	0.00%
	July	$0.00	$0.00	0.00%	$13,542.00	0.00%

Total			$229,806,741.93	100%	$779,591,312.78	100%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,009,398,054.71

Ford Credit Auto Lease Trust 2017-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
Jul-18	Car	273	73.98%	$590	1.88%	4.21%
	CUV	360	72.29%	$1,790	4.70%	9.69%
	SUV	10	58.82%	$3,032	4.38%	9.50%
	Truck	83	70.34%	$1,948	3.87%	6.78%
	Total/Average	726	72.46%	$1,374	3.67%	7.57%

Aug-18	Car	300	70.26%	$967	3.06%	7.02%
	CUV	377	71.27%	$2,218	5.94%	12.34%
	SUV	5	45.45%	$4,688	6.85%	15.84%
	Truck	89	63.12%	$2,898	5.81%	10.36%
	Total/Average	771	69.58%	$1,826	4.97%	10.39%

Sep-18	Car	242	66.12%	$1,120	3.70%	8.38%
	CUV	312	64.20%	$2,323	6.03%	12.53%
	SUV	5	38.46%	$3,977	5.97%	13.09%
	Truck	70	59.83%	$3,311	6.69%	12.34%
	Total/Average	629	64.05%	$1,983	5.39%	11.29%